Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

NOTE 5 — Other Intangible Assets

Information regarding other intangible assets follows:

		December 31, 2016			December 31, 2015
	Weighted Average Useful Life	Gross Value	Accumulated Amortization	Net Value	Gross Value	Accumulated Amortization	Net Value
		(In millions)
Customer relationships	11.1 years	$75.5	$23.7	$51.8	$76.0	$18.5	$57.5
Indefinite-lived tradenames	*	22.4	*	22.4	18.7	*	18.7
Technology	18.6 years	23.0	1.8	21.2	15.9	0.9	15.0
Other	8.2 years	4.0	2.8	1.2	4.1	2.5	1.6

Total		$124.9	$28.3	$96.6	$114.7	$21.9	$92.8

*	Not applicable. Tradenames have an indefinite life.

As part of the GH acquisition, we acquired an estimated $7.5 million of technology and $4.4 million of indefinite-lived tradename assets. As described in Note 3, the fair value of these intangible assets is subject to the finalization of the fair value analysis, expected to be completed no later than twelve months after the acquisition date.

Amortization expense of other intangible assets follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Amortization expense	$6.1	$6.4	$4.8

We estimate amortization expense for the five years subsequent to December 31, 2016 as follows:

(In millions)
2017	$6.6
2018	$6.4
2019	$6.0
2020	$5.8
2021	$5.8